Redeemable Noncontrolling Interest - Narrative (Details) (Fortune Tobacco Corporation [Member], USD $) In Billions, unless otherwise specified	Feb. 25, 2010
Redeemable Noncontrolling Interest [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 1.17
Agreed Upon Value to Sell Between February 2015 And February 2018 [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity, Redemption Value	$ 1.17